LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

6. LEASES

As of December 31, 2024, the Group has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2031. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Assets
Operating lease right-of-use assets, non-current	$3,597	$3,777
Liabilities
Operating lease liabilities, current	$816	$626
Operating lease liabilities, non-current	$3,066	$3,261
Weighted average remaining lease term (years)	4.6	5.1
Weighted average discount rate	5.7%	5.5%

Information related to operating lease activities during the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease expense	$933	$715	$1,364
Expense for short-term leases within 12 months	$10	$—	$2

On September 12, 2024, the Group entered into an agreement to sublease its office and laboratory space in San Diego with a total minimum sublease income of $2.7 million over a term of approximately 3 years and 7 months. For the year ended December 31, 2024, the Group recognized $0.3 million in sublease income under the agreement.

Maturities of lease liabilities were as follows:

Year Ended December 31,
2025	$1,011
2026	1,040
2027	1,069
2028	557
2029	337
Thereafter	420
Total undiscounted lease payments	$4,434
Less: imputed interest	(552)
Total lease liabilities	$3,882